CITIGROUP MORTGAGE LOAN TRUST INC. ABS-15G

Exhibit 99.1 Schedule 6

Servicing Upload -

Customer Loan ID	EDGAR Loan ID	Final Current Event Level	Current Exceptions	Collection comments
XXXX	CMLTI 2025-LTV100041	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX..  Servicer spoke to the borrower in regards to a welcome call and account status. Servicer provided information regarding their online portal and payment methods and account preferences.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A